Contingent liabilities (Details) $ / shares in Units, R in Millions, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R) item
Disclosure of contingent liabilities [line items]
Payment to dissenting shareholders | R			R 319.4	R 1,375.8
Litigation, amount claimed	$ 20
Class Action Suits Alleging Violations Of US Securities Laws [Member]
Disclosure of contingent liabilities [line items]
Number of petitions | item				2
Sibanye-Stillwater dissenting shareholder action
Disclosure of contingent liabilities [line items]
Dissenting shareholder ownership, as a percent		4.50%
Price offered per share | $ / shares		$ 18
Payment to dissenting shareholders		$ 21